Third Quarter Report
September 30, 2023 (Unaudited)
Columbia Variable Portfolio – U.S. Government Mortgage Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 6.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACM Auto Trust(a)
Series 2023-2A Class A
06/20/2030	7.970%	2,658,075	2,659,785
Apidos CLO XXVIII(a),(b)
Series 2017-28A Class B
3-month Term SOFR + 1.962% Floor 1.700% 01/20/2031	7.288%	4,125,000	4,051,336
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-3A Class BR
3-month Term SOFR + 1.962% Floor 1.700% 10/15/2030	7.270%	2,750,000	2,654,792
Series 2013-4A Class BRR
3-month Term SOFR + 1.682% Floor 1.420% 01/15/2031	6.990%	6,500,000	6,409,130
Lendingpoint Asset Securitization Trust(a)
Series 2022-C Class A
02/15/2030	6.560%	1,407,716	1,406,882
Madison Park Funding XVIII Ltd.(a),(b)
Series 2015-18A Class CRR
3-month Term SOFR + 2.162% Floor 1.900% 10/21/2030	7.495%	8,000,000	7,811,608
Marlette Funding Trust(a)
Series 2023-2A Class A
06/15/2033	6.040%	1,589,011	1,583,698
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A Class D2R
3-month Term SOFR + 7.512% Floor 7.250% 10/22/2030	12.857%	2,000,000	1,811,152
OZLM XI Ltd.(a),(b)
Series 2015-11A Class A2R
3-month Term SOFR + 2.012% 10/30/2030	7.381%	3,000,000	2,985,147
Pagaya AI Debt Selection Trust(a)
Series 2021-5 Class A
08/15/2029	1.530%	666,311	657,431
Pagaya AI Debt Trust(a)
Series 2022-5 Class A
06/17/2030	8.096%	2,486,324	2,515,545
Subordinated Series 2022-1 Class B
10/15/2029	3.344%	1,999,735	1,874,094
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Palmer Square Loan Funding Ltd.(a),(b)
Series 2021-4A Class B
3-month Term SOFR + 2.012% Floor 1.750% 10/15/2029	7.320%	5,250,000	5,199,484
RR 3 Ltd.(a),(b)
Series 2014-14A Class A2R2
3-month Term SOFR + 1.662% Floor 1.400% 01/15/2030	6.970%	3,750,000	3,713,209
Sound Point IV-R CLO Ltd.(a),(b)
Series 2013-3RA Class B
3-month Term SOFR + 2.012% Floor 1.750% 04/18/2031	7.322%	5,000,000	4,806,455
Theorem Funding Trust(a)
Series 2022-3A Class A
04/15/2029	7.600%	1,735,539	1,735,333
Upstart Pass-Through Trust(a)
Series 2021-ST2 Class A
04/20/2027	2.500%	417,065	403,768
Upstart Securitization Trust(a)
Subordinated Series 2021-4 Class B
09/20/2031	1.840%	2,270,000	2,182,224
Total Asset-Backed Securities — Non-Agency (Cost $55,338,412)			54,461,073

Commercial Mortgage-Backed Securities - Agency 4.8%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(c)
Series K063 Class A2
01/25/2027	3.430%	4,362,000	4,127,414
Federal National Mortgage Association(c)
Series 2017-M15 Class ATS2
11/25/2027	3.205%	5,965,139	5,510,386
Series 2018-M7 Class A2
03/25/2028	3.130%	22,859,161	21,004,100
Federal National Mortgage Association
Series 2017-T1 Class A
06/25/2027	2.898%	3,970,332	3,645,636
FRESB Mortgage Trust(c)
Series 2018-SB45 Class A10F (FHLMC)
11/25/2027	3.160%	3,112,162	2,912,968
Government National Mortgage Association(c),(d)
Series 2019-102 Class IB
03/16/2060	0.834%	6,649,107	345,813
Series 2019-118 Class IO
06/16/2061	0.811%	9,614,547	459,743
2	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2023 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-131 Class IO
07/16/2061	0.802%	12,819,248	666,911
Series 2019-134 Class IO
08/16/2061	0.652%	8,588,501	355,702
Series 2019-139 Class IO
11/16/2061	0.672%	9,117,073	393,402
Series 2020-19 Class IO
12/16/2061	0.717%	8,812,516	438,189
Series 2020-3 Class IO
02/16/2062	0.615%	9,800,508	416,887
Total Commercial Mortgage-Backed Securities - Agency (Cost $49,476,267)			40,277,151

Commercial Mortgage-Backed Securities - Non-Agency 4.6%

Braemar Hotels & Resorts Trust(a),(b)
Subordinated Series 2018-PRME Class D
1-month Term SOFR + 1.847% Floor 1.925% 06/15/2035	7.247%	3,500,000	3,397,547
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	4,200,000	2,239,508
Hilton USA Trust(a),(c)
Subordinated Series 2016-HHV Class F
11/05/2038	4.333%	4,500,000	3,977,104
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	1,000,000	324,910
Subordinated Series 2016-SFP Class F
11/05/2035	6.155%	2,000,000	306,243
Home Partners of America Trust(a)
Subordinated Series 2021-2 Class B
12/17/2026	2.302%	8,663,851	7,619,002
Morgan Stanley Capital I Trust(a),(c)
Series 2019-MEAD Class D
11/10/2036	3.283%	2,917,500	2,441,608
Progress Residential Trust(a)
Series 2020-SFR1 Class E
04/17/2037	3.032%	4,000,000	3,771,662
Series 2020-SFR3 Class B
10/17/2027	1.495%	3,000,000	2,729,508
Series 2022-SFR1 Class A
02/17/2041	2.709%	4,979,591	4,230,057
SFO Commercial Mortgage Trust(a),(b)
Series 2021-555 Class A
1-month Term SOFR + 1.264% Floor 1.150% 05/15/2038	6.597%	5,000,000	4,537,380
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo Commercial Mortgage Trust(a),(b)
Subordinated Series 2017-SMP Class D
1-month Term SOFR + 1.822% Floor 1.650% 12/15/2034	7.154%	3,000,000	2,713,779
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $45,488,084)			38,288,308

Residential Mortgage-Backed Securities - Agency 100.8%

Fannie Mae REMICS
CMO Series 2018-7 Class CD
02/25/2048	3.000%	9,884,744	8,505,135
Federal Home Loan Mortgage Corp.
08/01/2035- 08/01/2051	2.000%	34,109,813	27,638,652
06/01/2039	5.000%	1,163,237	1,139,883
08/01/2041- 06/01/2048	4.500%	5,179,126	4,865,031
10/01/2041- 11/01/2048	4.000%	23,625,593	21,583,874
07/01/2042- 04/01/2047	3.500%	29,521,973	26,088,969
11/01/2042- 08/01/2052	3.000%	52,967,446	44,560,870
02/01/2051- 03/01/2052	2.500%	40,795,310	32,662,868
Federal Home Loan Mortgage Corp.(b)
12-month Term SOFR + 1.620% Cap 11.137% 01/01/2037	3.869%	24,157	24,266
12-month Term SOFR + 1.910% Cap 10.449% 09/01/2037	6.003%	52,526	52,999
Federal Home Loan Mortgage Corp.(b),(d)
CMO Series 264 Class S1
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 07/15/2042	0.522%	3,194,348	241,224
CMO Series 318 Class S1
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 11/15/2043	0.522%	6,691,815	512,659
CMO Series 4286 Class NS
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 12/15/2043	0.472%	2,240,407	214,622

Columbia Variable Portfolio – U.S. Government Mortgage Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4594 Class SA
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 06/15/2046	0.522%	5,191,037	472,808
CMO Series 4965 Class KS
-1.0 x 30-day Average SOFR + 5.736% Cap 5.850% 04/25/2050	0.421%	3,092,279	230,414
CMO Series 4987 Class KS
-1.0 x 30-day Average SOFR + 6.194% Cap 6.080% 06/25/2050	0.651%	6,272,912	663,556
CMO Series 4993 Class MS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2050	0.621%	7,771,461	841,153
CMO STRIPS Series 309 Class S4
-1.0 x 30-day Average SOFR + 5.856% Cap 5.970% 08/15/2043	0.542%	1,869,562	138,807
CMO STRIPS Series 326 Class S1
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 03/15/2044	0.572%	779,692	60,034
Federal Home Loan Mortgage Corp.(d)
CMO Series 266
07/15/2042	4.000%	1,953,489	327,608
CMO Series 267
08/15/2042	4.000%	1,534,415	260,082
CMO Series 4139 Class CI
05/15/2042	3.500%	1,035,508	90,798
CMO Series 4147 Class CI
01/15/2041	3.500%	937,291	33,660
CMO Series 4177 Class IY
03/15/2043	4.000%	3,799,751	602,987
Federal Home Loan Mortgage Corp.(c),(d)
CMO Series 4068 Class GI
09/15/2036	0.000%	1,451,351	87,266
Federal Home Loan Mortgage Corp. REMICS
CMO Series 204378 Class ZB
08/15/2044	3.000%	6,563,985	5,532,912
CMO Series 204763 Class ZW
08/15/2047	4.000%	6,248,865	5,604,271
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp. REMICS(b),(d)
CMO Series 4983 Class SY
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 05/25/2050	0.671%	8,056,088	737,583
Federal Home Loan Mortgage Corp. REMICS(d)
CMO Series 5105 Class ID
05/25/2051	3.000%	9,914,430	1,778,257
Federal National Mortgage Association
11/01/2023	5.500%	1,492	1,488
03/01/2027- 01/01/2052	2.500%	89,851,763	74,057,698
03/01/2027- 05/01/2052	3.500%	62,434,829	55,224,119
05/01/2027- 11/01/2050	3.000%	70,199,395	59,632,839
06/01/2036- 05/01/2051	2.000%	75,619,443	59,051,228
12/01/2037- 06/01/2053	5.000%	13,601,000	12,939,718
05/01/2039- 08/01/2047	4.500%	3,044,830	2,866,187
11/01/2043- 08/01/2052	4.000%	40,755,593	36,888,987
CMO Series 2017-72 Class B
09/25/2047	3.000%	2,403,634	2,117,694
Federal National Mortgage Association(b)
6-month Term SOFR + 1.383% Floor 1.383%, Cap 9.383% 02/01/2033	4.758%	7,864	7,716
12-month Term SOFR + 1.694% Floor 1.694%, Cap 8.944% 12/01/2033	4.069%	980	988
12-month Term SOFR + 1.585% Floor 1.585%, Cap 9.155% 06/01/2034	5.335%	12,114	11,860
Federal National Mortgage Association(c)
CMO Series 2003-W11 Class A1
06/25/2033	5.720%	571	569
Federal National Mortgage Association(c),(d)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	1,505,110	15
Federal National Mortgage Association(d)
CMO Series 2012-129 Class IC
01/25/2041	3.500%	743,861	31,909
CMO Series 2012-133 Class EI
07/25/2031	3.500%	96,360	810
CMO Series 2012-134 Class AI
07/25/2040	3.500%	34,000	26
CMO Series 2012-144 Class HI
07/25/2042	3.500%	944,567	93,535

4	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2012-40 Class IP
09/25/2040	4.000%	2,104,846	128,676
CMO Series 2013-1 Class AI
02/25/2043	3.500%	927,704	124,698
CMO Series 2013-10 Class AI
11/25/2041	3.500%	3,030,098	176,837
CMO Series 2013-16
01/25/2040	3.500%	566,670	14,391
CMO Series 2020-55 Class MI
08/25/2050	2.500%	10,725,276	1,613,298
CMO Series 2021-3 Class TI
02/25/2051	2.500%	38,534,053	5,938,028
Federal National Mortgage Association(b),(d)
CMO Series 2012-99 Class SL
-1.0 x 30-day Average SOFR + 6.506% Cap 6.620% 09/25/2042	1.191%	3,912,115	513,299
CMO Series 2014-93 Class ES
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2045	0.721%	2,252,345	213,462
CMO Series 2016-37 Class SA
-1.0 x 30-day Average SOFR + 5.736% Cap 5.850% 06/25/2046	0.421%	3,135,818	297,154
CMO Series 2016-42 Class SB
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 07/25/2046	0.571%	8,053,205	724,482
CMO Series 2017-3 Class SA
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 02/25/2047	0.571%	5,636,113	472,700
CMO Series 2017-51 Class SC
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	0.721%	6,124,147	574,498
CMO Series 2017-72 Class S
-1.0 x 30-day Average SOFR + 3.836% Cap 2.750% 09/25/2047	0.000%	13,805,480	320,277
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-90 Class SP
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 11/25/2047	0.721%	3,227,937	290,239
CMO Series 2019-33 Class SB
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2049	0.621%	9,443,823	803,316
CMO Series 2019-34 Class SM
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2049	0.621%	8,273,323	893,626
CMO Series 2020-40 Class LS
-1.0 x 30-day Average SOFR + 5.966% Cap 6.080% 06/25/2050	0.651%	9,025,227	990,325
Federal National Mortgage Association REMICS
CMO Series 2016-23 Class Z
04/25/2046	3.500%	5,270,202	4,591,121
Federal National Mortgage Association REMICS(d)
CMO Series 2021-13 Class IO
03/25/2051	3.000%	6,895,533	1,217,188
CMO Series 2021-54 Class LI
04/25/2049	2.500%	10,740,328	1,406,378
Freddie Mac REMICS
CMO Series 4633 Class ZM
11/15/2046	3.000%	4,015,903	3,412,268
CMO Series 5104 Class LH
06/25/2049	2.000%	3,084,669	2,466,371
Freddie Mac REMICS(d)
CMO Series 5177 Class PI
12/25/2051	2.500%	12,921,265	1,442,345
Government National Mortgage Association
08/20/2040	5.000%	1,666,403	1,630,217
07/20/2041	4.500%	2,231,202	2,117,235
04/20/2051- 05/20/2051	2.500%	22,343,803	17,769,273
08/20/2052	4.000%	8,976,563	8,056,399
Government National Mortgage Association(e)
04/20/2048	4.500%	3,907,276	3,663,976
Government National Mortgage Association(d)
CMO Series 2012-121 Class PI
09/16/2042	4.500%	1,481,647	213,036
CMO Series 2012-129 Class AI
08/20/2037	3.000%	116,553	307

Columbia Variable Portfolio – U.S. Government Mortgage Fund | Third Quarter Report 2023	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2014-131 Class EI
09/16/2039	4.000%	2,008,562	170,336
CMO Series 2020-104 Class IY
07/20/2050	3.000%	9,499,746	1,383,647
CMO Series 2020-138 Class IN
09/20/2050	2.500%	6,330,883	883,694
CMO Series 2020-138 Class JI
09/20/2050	2.500%	16,471,812	2,305,532
CMO Series 2020-142 Class GI
09/20/2050	3.000%	3,600,896	493,170
CMO Series 2020-175 Class KI
11/20/2050	2.500%	11,768,245	1,601,622
CMO Series 2020-191 Class UC
12/20/2050	4.000%	10,843,146	1,894,969
CMO Series 2021-1 Class IB
01/20/2051	2.500%	10,886,394	1,407,195
CMO Series 2021-1 Class QI
01/20/2051	2.500%	12,578,966	1,654,436
CMO Series 2021-122 Class HI
11/20/2050	2.500%	8,697,647	1,133,991
CMO Series 2021-142 Class IX
08/20/2051	2.500%	12,110,527	1,709,764
CMO Series 2021-146 Class IK
08/20/2051	3.500%	10,607,292	1,806,805
CMO Series 2021-158 Class VI
09/20/2051	3.000%	8,896,524	1,453,912
CMO Series 2021-159 Class IP
09/20/2051	3.000%	6,776,574	973,319
CMO Series 2021-175 Class IJ
10/20/2051	3.000%	11,556,720	1,735,593
CMO Series 2021-228 Class IJ
12/20/2051	2.500%	13,648,899	1,907,754
CMO Series 2021-27 Class IN
02/20/2051	2.500%	7,168,106	932,020
CMO Series 2021-67 Class GI
04/20/2051	3.000%	10,833,915	1,564,226
CMO Series 2021-8 Class BI
01/20/2051	2.500%	11,514,646	1,707,425
CMO Series 2021-8 Class IO
01/20/2051	3.000%	19,638,035	3,036,182
Government National Mortgage Association(b),(d)
CMO Series 2014-131 Class BS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/16/2044	0.755%	1,929,053	185,870
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-170 Class QS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 11/20/2047	0.761%	3,017,798	238,729
CMO Series 2018-1 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 01/20/2048	0.761%	2,212,032	173,313
CMO Series 2018-105 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2048	0.761%	2,780,864	190,221
CMO Series 2018-139 Class KS
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 10/20/2048	0.711%	4,691,409	341,136
CMO Series 2018-147 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 10/20/2048	0.761%	5,776,315	457,653
CMO Series 2018-155 Class LS
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 11/20/2048	0.711%	3,918,049	306,976
CMO Series 2018-21 Class WS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 02/20/2048	0.761%	3,583,995	320,587
CMO Series 2018-36 Class SG
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 03/20/2048	0.761%	17,871,999	1,674,161
CMO Series 2018-40 Class SC
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 03/20/2048	0.761%	1,895,602	137,131
CMO Series 2018-63 Class HS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 04/20/2048	0.761%	2,737,601	201,697

6	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-94 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 05/20/2048	0.761%	3,622,544	336,377
CMO Series 2018-97 Class MS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2048	0.761%	3,130,874	213,408
CMO Series 2019-117 Class SA
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 09/20/2049	0.661%	8,038,618	722,356
CMO Series 2019-23 Class SQ
-1.0 x 1-month Term SOFR + 6.050% Cap 6.050% 02/20/2049	0.611%	3,307,040	351,646
CMO Series 2019-43 Class SE
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 04/20/2049	0.661%	6,376,417	500,507
CMO Series 2019-52 Class AS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 04/16/2049	0.605%	7,773,543	1,044,799
CMO Series 2019-92 Class SD
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 07/20/2049	0.661%	15,746,459	1,371,994
CMO Series 2020-104 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	0.761%	6,624,880	586,833
CMO Series 2020-125 Class SD
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 08/20/2050	0.811%	8,079,733	745,496
CMO Series 2020-133 Class SK
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2050	0.861%	14,715,582	1,455,353
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-79 Class S
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 06/20/2050	0.661%	7,059,230	666,990
CMO Series 2021-161 Class SM
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	0.861%	13,393,691	1,342,717
CMO Series 2021-193 Class ES
30-day Average SOFR + 1.700% 11/20/2051	0.000%	74,686,557	308,829
CMO Series 2021-46 Class SE
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 03/20/2051	0.861%	13,591,268	1,171,991
CMO Series 2023-115 Class SB
-1.0 x 30-day Average SOFR + 5.820% Cap 5.820% 08/20/2053	0.506%	10,172,318	392,929
CMO Series 2023-115 Class SG
-1.0 x 30-day Average SOFR + 5.700% Cap 5.700% 08/20/2053	0.386%	23,350,831	978,724
CMO Series 2023-81 Class SB
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 06/20/2053	0.736%	8,931,792	582,930
Government National Mortgage Association TBA(f)
10/23/2053	3.000%	17,000,000	14,406,172
10/23/2053	4.000%	10,000,000	9,008,984
10/23/2053	4.500%	40,000,000	36,951,562
Uniform Mortgage-Backed Security TBA(f)
10/12/2053	2.000%	25,000,000	19,013,672
10/12/2053	3.000%	10,000,000	8,267,578
10/12/2053	3.500%	58,256,536	50,096,070
10/12/2053	4.000%	46,000,000	40,950,781
10/12/2053	4.500%	33,000,000	30,298,125
10/12/2053	5.000%	43,000,000	40,567,813
Total Residential Mortgage-Backed Securities - Agency (Cost $984,472,811)			846,873,756

Residential Mortgage-Backed Securities - Non-Agency 9.2%

Arroyo Mortgage Trust(a),(c)
CMO Series 2019-3 Class M1
10/25/2048	4.204%	1,740,000	1,387,628

Columbia Variable Portfolio – U.S. Government Mortgage Fund | Third Quarter Report 2023	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bellemeade Re Ltd.(a),(b)
CMO Series 2022-1 Class M1A
30-day Average SOFR + 1.750% Floor 1.750% 01/26/2032	7.065%	3,808,996	3,800,820
CHNGE Mortgage Trust(a),(c)
CMO Series 2022-1 Class A1
01/25/2067	3.007%	3,313,722	2,952,991
CMO Series 2022-2 Class A1
03/25/2067	3.757%	3,595,763	3,210,904
CMO Series 2023-3 Class A1
07/25/2058	7.100%	4,695,413	4,661,643
Citigroup Mortgage Loan Trust, Inc.(a),(c)
CMO Series 2014-A Class B2
01/25/2035	5.477%	754,203	728,840
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2015-RP2 Class B2
01/25/2053	4.250%	1,956,381	1,809,208
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2022-R01 Class 1M2
30-day Average SOFR + 1.900% 12/25/2041	7.215%	5,500,000	5,423,761
Credit Suisse Mortgage Trust(a),(c)
CMO Series 2021-NQM1 Class A2
05/25/2065	0.994%	1,081,735	895,871
Ellington Financial Mortgage Trust(a),(c)
CMO Series 2019-2 Class M1
11/25/2059	3.469%	1,200,000	1,040,191
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2023-HQA1 Class M1A
30-day Average SOFR + 2.000% 05/25/2043	7.315%	2,461,826	2,477,145
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b),(g)
CMO Series 2019-CS02 Class M2
1-month Term SOFR + 0.000% 02/25/2032	4.506%	6,939,803	6,784,742
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2022-DNA2 Class M1B
30-day Average SOFR + 2.400% 02/25/2042	7.715%	3,500,000	3,517,706
GCAT LLC(a),(c)
CMO Series 2021-CM1 Class A1
04/25/2065	1.469%	810,823	731,437
GCAT Trust(a),(c)
CMO Series 2022-NQM2 Class A3
02/25/2067	4.210%	3,090,179	2,741,035
Home Re Ltd.(a),(b)
Subordinated CMO Series 2022-1 Class M1A
30-day Average SOFR + 2.850% 10/25/2034	8.165%	2,296,906	2,315,014
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Legacy Mortgage Asset Trust(a),(c)
CMO Series 2021-GS1 Class A1
10/25/2066	1.892%	3,680,074	3,446,008
New Residential Mortgage Loan Trust(a),(c),(d)
CMO Series 2014-1A Class AIO
01/25/2054	2.254%	8,622,215	388,987
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month Term SOFR + 2.964% Floor 2.850% 02/25/2025	9.394%	11,500,000	11,508,439
CMO Series 2018-GT2 Class A
1-month Term SOFR + 2.764% 08/25/2025	8.084%	10,500,000	10,497,900
Pretium Mortgage Credit Partners(a),(c)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	1,981,492	1,841,527
SG Residential Mortgage Trust(a),(c)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	2,200,000	1,996,369
Stanwich Mortgage Loan Co. LLC(a),(c)
CMO Series 2021-NPB1 Class A1
10/16/2026	2.735%	1,598,889	1,461,973
VCAT LLC(a),(c)
CMO Series 2021-NPL1 Class A1
12/26/2050	2.289%	1,859,488	1,803,996
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $79,139,372)			77,424,135

Call Option Contracts Purchased 0.0%
Value ($)
(Cost $2,525,640)	35,142

Put Option Contracts Purchased 0.1%

(Cost $853,035)	1,037,581

Money Market Funds 3.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.515%(h),(i)	29,602,042	29,593,161
Total Money Market Funds (Cost $29,592,997)		29,593,161
Total Investments in Securities (Cost: $1,246,886,618)		1,087,990,307
Other Assets & Liabilities, Net		(247,925,569)
Net Assets		840,064,738

8	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2023 (Unaudited)
At September 30, 2023, securities and/or cash totaling $10,725,186 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	265	12/2023	USD	53,718,399	—	(191,535)
U.S. Treasury 5-Year Note	1,675	12/2023	USD	176,476,953	—	(1,506,261)
Total					—	(1,697,796)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(161)	12/2023	USD	(18,318,781)	886,675	—
U.S. Treasury 10-Year Note	(1,716)	12/2023	USD	(185,435,250)	3,813,046	—
U.S. Treasury Ultra Bond	(27)	12/2023	USD	(3,204,563)	244,228	—
Total					4,943,949	—

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	41,020,000	41,020,000	3.30	11/14/2023	1,312,640	9,992
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	20,000,000	20,000,000	3.30	11/30/2023	530,000	11,346
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	20,000,000	20,000,000	3.00	01/10/2024	683,000	13,804
Total							2,525,640	35,142

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	46,110,000	46,110,000	4.25	02/20/2024	853,035	1,037,581

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	14.933	USD	5,000,000	(1,355,259)	2,083	—	(829,016)	—	(524,160)
Markit CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	114.605	USD	2,182,494	(402,355)	910	—	(113,041)	—	(288,404)
Total								(1,757,614)	2,993	—	(942,057)	—	(812,564)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Third Quarter Report 2023	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2023 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2023, the total value of these securities amounted to $170,173,516, which represents 20.26% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of September 30, 2023.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2023.
(d)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(e)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(f)	Represents a security purchased on a when-issued basis.
(g)	Valuation based on significant unobservable inputs.
(h)	The rate shown is the seven-day current annualized yield at September 30, 2023.
(i)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.515%
	36,684,692	167,782,010	(174,870,360)	(3,181)	29,593,161	(1,777)	1,006,611	29,602,042
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
FHLMC	Federal Home Loan Mortgage Corporation
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
10	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Third Quarter Report 2023

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